SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 17 – SUBSEQUENT EVENT

The Company evaluates subsequent events that have occurred after the balance sheet date but before the consolidated financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing consolidated financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to December 31, 2023 to the date of May 13, 2024, these audited consolidated financial statements were issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these audited consolidated financial statements.